Provisions for Sundry Creditors	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Provisions For Sundry Creditors	PROVISIONS FOR SUNDRY CREDITORS
As of June 30, 2024 and December 31, 2023, the provisions for sundry creditors and others is as follows:

	June 30, 2024		December 31, 2023
Provision for plugging of wells (Note 13)	Ps.	69,121,263	Ps.	61,117,106
Provision for trails in process (Note 19)	15,580,473		12,436,092
Provision for environmental costs	8,112,479		9,757,356
Total	Ps.	92,814,215	Ps.	83,310,554